Non-current assets held for sale	12 Months Ended
Dec. 31, 2023
Non-current assets held for sale
Non-current assets held for sale

(12)    Non-current assets held for sale

On 29 December 2023, Grifols reached an agreement with Haier Group Corporation (“Haier”) for the sale of a 20% equity interest in Shanghai RAAS (SRAAS) for RMB 12,500 million (approximately US Dollars 1,800 million), while retaining a 6.58% interest in SRAAS.

The closing of the transaction is subject to the relevant regulatory approvals and confirmatory due diligence by the buyer. Both parties estimate that the closing of the transaction will occur in June 2024, although it could be postponed if any regulatory approvals are pending at that date.

As part of the agreement with Haier, the parties have agreed that Grifols will retain a director on the Board of Directors of SRAAS. Grifols and SRAAS will amend the Exclusive Distribution Agreement with SRAAS to supply increased quantities of human serum Albumin in the Chinese market, to extend its current term for an initial period of 10 years (until 2034), with SRAAS having the option to extend this term for an additional 10 years. Grifols and the purchaser undertake not to transfer any of their shares in SRAAS for a period of 3 years after the closing of the transaction. Grifols commits to:

•	achieve an aggregate EBITDA in Grifols Diagnostic Solutions of US Dollar 850 million for the period 2024-2028 and in the event that such EBITDA is not met, Grifols will compensate SRAAS with 45% of the remaining amount until that amount is reached (see note 29).
•	distribute 50% of the distributable profit in GDS to GDS shareholders in the period 2024-2028
•	Under the voting proxy agreement, the Group will cede the exercise of voting rights relating to the 6.58% of shares in SRAAS that it retains to Haier for a period of 10 years from the payment of the transaction price by Haier.

With this transaction, Grifols will mainatin its presence in China, will continue with its commercial agreements with SRAAS, and at the same time, will fulfill its commitment to deleverage.

At December 31, 2023, the amount equivalent to 20% of the stake in SRAAS, amounting to Euros 1,433,867 thousand, has been reclassified to “Non-current assets held for sale”, given that Grifols has a firm commitment to sell this stake and that its sale is considered highly probable in accordance with IFRS 5. This reclassification has had no impact on the consolidated statement of profit or loss at 31 December 2023, because the sale price agreed less costs is higher than the carrying amount. Likewise, the sale of this interest has not been considered as discontinued operations because it does not represent a significant line of business or geographical area of operation separate from the rest. This interest is included within the “Other” segment for consolidated financial reporting purposes.